Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and due from banks		$ 24,616	$ 28,236
Interest-earning deposits with banks		209,614	236,376
Total cash, cash equivalents, and restricted cash		234,230	264,612
Federal funds sold and securities purchased under resale agreements		66,223	65,672
Trading, at fair value		88,265	75,095
Available-for-sale, at fair value		177,244	220,392
Held-to-maturity, at amortized cost, net of allowance for credit losses		272,022	205,720
Loans held for sale		23,617	36,384
Loans		895,394	887,637
Allowance for loan losses		(12,490)	(18,516)
Net loans		882,904	869,121
Mortgage servicing rights		8,189	7,437
Premises and equipment, net		8,571	8,895
Goodwill		25,180	26,392
Derivative assets		21,478	25,846
Equity securities		72,886	60,008
Other assets		67,259	87,337
Total assets	[1]	1,948,068	1,952,911
Liabilities
Noninterest-bearing deposits		527,748	467,068
Interest-bearing deposits		954,731	937,313
Total deposits		1,482,479	1,404,381
Short-term borrowings		34,409	58,999
Derivative liabilities		9,424	16,509
Accrued expenses and other liabilities		70,957	74,360
Long-term debt		160,689	212,950
Total liabilities	[2]	1,757,958	1,767,199
Wells Fargo stockholders’ equity:
Preferred stock		20,057	21,136
Common stock		9,136	9,136
Additional paid-in capital		60,196	60,197
Retained earnings		180,322	162,683
Cumulative other comprehensive income (loss)		(1,702)	194
Treasury stock		(79,757)	(67,791)
Unearned ESOP shares		(646)	(875)
Total Wells Fargo stockholders’ equity		187,606	184,680
Noncontrolling interests		2,504	1,032
Total equity		190,110	185,712
Total liabilities and equity		$ 1,948,068	$ 1,952,911

[1]	Our consolidated assets at December 31, 2021 and 2020, included the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $71 million and $967 million; Loans, $4.5 billion and $10.9 billion; All other assets, $234 million and $310 million; and Total assets, $4.8 billion and $12.1 billion, respectively.
[2]	Our consolidated liabilities at December 31, 2021 and 2020, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $149 million and $203 million; All other liabilities, $259 million and $900 million; and Total liabilities, $408 million and $1.1 billion, respectively.